Financial risk management objectives and policies - Offsetting of financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross financial assets	$ 365	$ 446	$ 323
Related amounts not offset - Subject to master netting agreement	(45)	(107)	(29)
Related amounts not offset - Financial instrument collateral	(281)	(268)	(222)
Net Amount	39	71	72
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross financial liabilities	(346)	(409)	(346)
Related amounts not offset - Subject to master netting agreement	45	107	29
Related amounts not offset - Financial instrument collateral	281	268	222
Net Amount	(20)	(34)	(95)
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross financial liabilities	(165)	(194)	(257)
Related amounts not offset - Subject to master netting agreement	45	107	29
Related amounts not offset - Financial instrument collateral	112	65	161
Net Amount	(8)	(22)	(67)
Other payables
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross financial liabilities	(181)	(215)	(89)
Related amounts not offset - Financial instrument collateral	169	203	61
Net Amount	(12)	(12)	(28)
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross financial assets	236	344	161
Related amounts not offset - Subject to master netting agreement	(45)	(107)	(29)
Related amounts not offset - Financial instrument collateral	(169)	(203)	(61)
Net Amount	22	34	71
Other investments
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross financial assets	129	102	162
Related amounts not offset - Financial instrument collateral	(112)	(65)	(161)
Net Amount	$ 17	$ 37	$ 1